RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

8.    RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various service agreements and reflects for all periods presented herein. The major related parties and their relationships with the Group, and the nature of their services provided to the Group are summarized as follows:

Company name	Relationship with the Group	Major transaction with the Group

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Subsidiary of Consolidated VIE of CreditEase	Collection services, management consulting services, customers acquisition and referral services and related party loans

Puxin	Subsidiary of CreditEase	System support services and sales of goods

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services and related party loans

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Credit assessment services

Zhicheng A’Fu Technology Development Co.,Ltd. (“Zhicheng A’Fu”)	Consolidated VIE of CreditEase	Credit assessment services

Hengcheng	Consolidated VIE of CreditEase (from January 2021)	Post-loan management services, technical services and acquisition and referral services

Huichuang Financial Leasing (Shanghai) Co., Ltd.	Subsidiary of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Goodhope Entry-Exit Consulting Services (Beijing) Company Limited. (“Goodhope”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Creditease Puze (Beijing) Fund Sales Co., Ltd. (“Creditease Puze”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Hengda Hongyuan International Technology Development (Beijing) Co., Ltd. (“Hengda Hongyuan”)	Subsidiary of Consolidated VIE of CreditEase	Financing services through transfer of financial lease receivables

Huimin	Consolidated VIE of CreditEase (from November 2019)	Customer hotline services

Chongqing Chengyuan Future E-commerce Service Co., Ltd.	Consolidated VIE of CreditEase	System support services

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase Securities (HK) Limited.	Subsidiary of Consolidated VIE of CreditEase	Management consulting services

Ruicheng Family Information Consulting (Beijing) Co., Ltd.(“Ruicheng”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

The information about costs and expenses incurred for services provided by CreditEase, its subsidiaries and affiliates for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Customers acquisition and referral services	387,843	281,633	216,958
Credit assessment services	8,022	56,957	110,566
System support services	164,671	135,118	100,635
Collection services	421,726	17,943	22,735
Others services	40,956	—	91
Total costs and expenses	1,023,218	491,651	450,985

8.    RELATED PARTY BALANCES AND TRANSACTIONS — continued

Revenue derived from services provided by the Group to CreditEase, its subsidiaries and affiliates for the years ended December 31, 2020, 2021 and 2022 is recorded as other revenue and is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Customers acquisition and referral service	138,438	442,570	409,688
Technical services	—	85,832	—
Post-loan management services	—	44,586	—
Others services	7,004	170	1,322
Total revenue	145,442	573,158	411,010

The information about loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Pucheng Credit	—	—	(200,000)
Total	—	—	(200,000)

The information about loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities of the Company's consolidated statements of cash flows for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Qichuang	—	—	(43,000)
Hengda Hongyuan (a)	361,500	(26,700)	(139,000)
Total	361,500	(26,700)	(182,000)
(a)Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 9.

Details of related party balances as of December 31, 2021 and 2022 are as follows:

(i)	Amounts due from related parties

	December 31,	December 31,
	2021	2022
	RMB	RMB
Zhuoyue (Note a)	467,214	549,699
Pucheng Credit (Note f)	—	204,000
Puxin (Note b)	123,261	195,406
Hengcheng (Note c)	144,961	172,103
Huichuang (Note a)	109,499	88,887
Hainan CreditEase (Note a)	16,185	20,259
Creditease Puze (Note a)	5,093	549
Others	13,043	35,329
Total	879,256	1,266,232

8.    RELATED PARTY BALANCES AND TRANSACTIONS — continued

(ii)	Amounts due to related parties

	December 31,	December 31,
	2021	2022
	RMB	RMB
Hengda Hongyuan (Note e)	340,216	198,045
Pucheng Credit (Note d)	31,141	12,162
Zhicheng A'Fu (Note d)	10,680	10,293
Huimin (Note d)	4,921	4,524
Hengcheng (Note c)	16,361	—
Huicong International (Note d)	15,974	—
Others	14,834	2,700
Total	434,127	227,724
(a)	Amounts relate to the referral services provided to the related parties.
(b)	Amounts relate to the prepayment of system support services provided to the related parties.
(c)	Amounts due from and due to Hengcheng were related to the disposal of Huimin and customer services provided.
(d)	Amounts relate to the provision of credit assessment, collection, system support, identity verification, referral services and trust investment provided by the related parties.
(e)	In 2022, based on the financing arrangement with Haijin Yichuang, RMB198,045 related to financing receivables was transferred to related party, which includes the principal and interests.
(f)	Amounts relate to the loans provided to the related party.

Non-competition arrangement

The Group entered into a non-competition agreement with CreditEase, under which they agreed not to compete with each other’s core business. The non-competition agreement was amended and restated on December 31, 2020. CreditEase agreed not to compete with the Group in a business that is of the same nature as (i) the online wealth business targeting the mass affluent(which refers to individuals with RMB1million to RMB10 million investable financial assets), unsecured and secured consumer lending, financing leasing, small and medium enterprise lending and other related services and businesses (“Yiren Digital Business”), and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. The Group agreed not to compete with CreditEase in the business conducted by CreditEase, other than (i) the Yiren Digital Business and (ii) other businesses that the Group and CreditEase may mutually agree from time to time.